Interest and Finance Costs, net (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 19, 2023 USD ($)	Dec. 31, 2022 USD ($)
Interest Costs Incurred	$ 121,574	$ 106,727		$ 56,673
Interest Costs Capitalized Adjustment	8,273	4,923		1,219
Amortization of deferred gain on termination of hedging interest rate swaps	3,596	5,265		618
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ (3,389)	$ (5,180)		24,840
bunker and EUAs emission agreements	five bunker swap agreements and three EUAs swap agreements	eight bunker swap agreements and two EUAs swap agreements
Expense on agreement			$ 288
Bunkes swap cash settlements non hedging				9,912
Amortization of Debt Discount (Premium)	$ 0	$ 0		350
Debt extinguishment guidance of ASC 470-50 [Member]
Deferred Debt Issuance Cost, Writeoff	$ 202	430		1,195
Series D Preferred Stock [Member]
Redemption date	May 30, 2023
Redemption of preferred shares | shares	3,517,061
Interest expense	$ 791
Three Interest Rate Swaps [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net				3,135
One Cash Flow Hedge [Member]
Gain (Loss) on Interest Rate Derivative Instruments Not Designated as Hedging Instruments				1,472
Interest Rate Swap [Member]
Number of Interest Rate Derivatives Held	1
Derivative, Fixed Interest Rate	3.82%
Line of Credit Facility, Interest Rate Description	six-month SOFR
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Gain (Loss) on Interest Rate Derivative Instruments Not Designated as Hedging Instruments	$ 144	122
Fair Value Hedge Assets	$ 266	122
2024 bunker swap | EUAs Swap [Member] | Not Designated as Hedging Instrument [Member]
bunker and EUAs emission agreements	thirteen bunker swap agreements and six other commodities swap agreements
Derivative, Description of Hedged Item	to hedge its exposure to bunker price fluctuations associated with the consumption of bunkers by its vessels and the EU Allowances exposure
Derivative, Description of Terms	between July 2024 through December 2025
Proceeds from Hedge, Financing Activities	$ 1,376
Swap [Member] | Not Designated as Hedging Instrument [Member]
Fair Value Hedge Assets	302	535
Hedged Asset, Fair Value Hedge, Cumulative Increase (Decrease)	$ (233)	$ 535		$ (1,989)